Commitments, Lawsuit Settlement Agreement and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments, Lawsuit Settlement Agreement and Contingencies
Commitments, Lawsuit Settlement Agreement and Contingencies
27.	Commitments, Lawsuit Settlement Agreement and Contingencies

Commitments

As of December 31, 2024, the Group had commitments for transmission rights to be acquired, mainly related to special events, in the aggregate amount of U.S.$460.7 million (Ps.9,613,479) with various payment commitments to be made between 2025 and 2031.

As of December 31, 2024, the Group had commitments in the aggregate amount of Ps.537,015, of which Ps.66,174, were construction commitments for technical facilities and building improvements, Ps.470,841, were commitments for the acquisition of software and related services.

As of December 31, 2024, in connection with a long-term credit facility, the Group had commitments to provide financing to GTAC in the principal amounts of U.S.$1.5 million (Ps.31,304) and Ps.39,629 in 2025 (see Note 10).

At December 31, 2024, the Group had the following aggregate minimum annual commitments (undiscounted) for the use of satellite transponders, which payments will be reimbursed by TelevisaUnivision as the final user of these satellite transponders:

	Thousands of
	U.S. Dollars
2025	U.S.$	5,823
2026		4,123
2027		4,091
2028		2,031
2029 and thereafter		2,370
	U.S.$	18,438

Preponderant Economic Agent

On March 6, 2014, the IFT issued a decision whereby it determined that the Company, together with certain subsidiaries with concessions to provide broadcast television, are preponderant economic agents in the broadcasting sector in Mexico (together, the “Preponderant Economic Agent”). The preponderance decision imposes on the Preponderant Economic Agent various measures, terms, conditions and restrictive obligations, some of which may adversely affect the activities of the Group’s broadcasting businesses, as well as their results of operations and financial condition. Among these measures, terms, conditions and restrictive obligations are included the following:

Infrastructure sharing – The Preponderant Economic Agent must make its passive broadcasting infrastructure (as defined in the preponderance decision) available to third-party concessionaires of broadcast television (as defined in the preponderance decision) for commercial purposes in a non-discriminatory and non-exclusive manner, with the exception of broadcasters that, at the time the measures enter into force, have 12 MHz or more of radio-electric spectrum in the geographic area concerned.

Advertising sales – The Preponderant Economic Agent must deliver to IFT and publish the terms and conditions of certain broadcast advertising services and fee structures, including, without limitation, commercials, packages, bonuses and discount plans and any other commercial offerings, and publish them on its webpage.

Prohibition on acquiring certain exclusive content – The Preponderant Economic Agent may not acquire transmission rights, on an exclusive basis, for any location within Mexico with respect to certain relevant content, determined by IFT in the Ruling whereby IFT identifies the relevant audiovisual contents in terms and for the purposes of the fourth measure and the second transitory article of the fourth attachment whereby the Preponderant Economic Agent in the telecommunication sector was resolved and the eighteenth and thirteenth transitory articles of the first attachment of the resolution whereby the Preponderant Economic Agent in the broadcasting sector as resolved (the “Relevant Content Ruling”), which may be updated every two years by IFT.

Over-the-air channels – When the Preponderant Economic Agent offers any of its over-the-air channels, or channels that have at least 50% of the programming broadcasted between 6:00 a.m. and midnight on such channels in the same day, to its affiliates, subsidiaries, related parties and third parties, for distribution through a different technological platform than over the air broadcast television, the Preponderant Economic Agent must offer these channels to any other person that asks for distribution over the same platform as the Preponderant Economic Agent has offered, on the same terms and conditions.

Prohibition on participating in “buyers’ clubs” or syndicates to acquire audiovisual content, without IFT’s prior approval – The Preponderant Economic Agent may not enter into or remain a member of any “buyers’ club” or syndicates of audiovisual content unless it has received the prior approval of IFT.

There are currently no resolutions from the IFT, judgments or orders that would require the Group to divest any of the assets as a result of being declared a Preponderant Economic Agent in the broadcasting sector.

On February 27, 2017, as part of the biannual review of the broadcasting sector preponderance rules, the IFT issued a ruling that amended some of the existing preponderance rules in broadcasting and included some additional obligations on the Company and some of its subsidiaries (the “New Preponderance Measures”), as follows:

Infrastructure sharing – In addition to the previously imposed obligations regarding the sharing of passive infrastructure, the New Preponderance Measures have included the service of signal emissions only in the event that no passive infrastructure exists on the requested site. In addition, the New Preponderance Measures strengthen the supervision of the infrastructure services provided by the Group, including certain rules relating to the publicity of its tariffs. In addition, more specifications for the Electronic Management System (Sistema Electrónico de Gestión or “SEG”) as part of the new measures are included. Likewise, the IFT determined specific tariffs for our infrastructure offers.

Prohibition on acquiring certain exclusive content for broadcasting – This measure has been modified by enabling the Preponderant Economic Agent to acquire relevant content under certain circumstances, as long as it obtains the right to sublicense such transmission rights to the other broadcasters in Mexico on non-discriminatory terms. In December 2018, the Relevant Content Ruling was updated.

Advertising sales – IFT modified this measure mainly by including specific requirements to the Preponderant Economic Agent in its provision of over the air advertising services, particularly, to telecommunications companies. Such requirements include, among others: a) publishing and delivering to IFT specific information regarding tariffs, discount plans, contracting and sales terms and conditions, contract forms and other relevant practices; and b) terms and conditions that prohibit discrimination, or refusals to deal, conditioned sales and other conditions that inhibit competition. The Preponderant Economic Agent began the process of providing very detailed information to IFT on a recurrent basis of over the air advertising services related to telecommunications companies.

Accounting separation – The Group, as Preponderant Economic Agent, is required to implement an accounting separation methodology under the criteria defined by IFT, published in the Official Gazette of the Federation on December 29, 2017, as amended.

On March 28, 2014, the Company, together with its subsidiaries determined to be the Preponderant Economic Agent in the broadcasting sector, filed an amparo proceeding challenging the constitutionality of the Preponderance Decision. The Supreme Court resolved the amparo proceeding, resolving the constitutionality of the Preponderance Decision and therefore, it is still valid.

Additionally, on March 31, 2017, the Company, together with its subsidiaries, filed an amparo proceeding challenging the constitutionality of the New Preponderance Measures. On November 21, 2019, the Second Chamber of the Supreme Court granted the amparo and revoked the New Preponderance Measures. Consequently, the valid and applicable measures in force are resolved in accordance with the Preponderance Decision.

The biannual review of the broadcasting sector preponderance rules that began in 2019 was concluded due to the resolution of the amparo. A new biannual review began in 2023 and ended in 2024. The modifications to the previous ruling include updating requirements and specific elements to be considered in the Public Offering of Passive Infrastructure and its SEG, including in connection with tariffs negotiation; the prohibition against acquiring Relevant Audiovisual Content on an exclusive basis continues unless the right to sublicense such content to other broadcasters in Mexico is acquired; and the addition of specific requirements for the provision of advertising services, particularly for the promotion of telecommunications services.

The Company will continue to assess the extent and impact of the various measures, terms, conditions and restrictive obligations in connection with its designation by IFT as Preponderant Economic Agent, including the revised preponderance measures that may arise from the 2023 biannual review that concluded in 2024, and will analyze carefully any actions and/or remedies (legal, business and otherwise) that the Company should take and/or implement regarding these matters.

Substantial Power Economic Agent

On November 26, 2020, the IFT notified the Company of the final resolution confirming the existence of substantial power in the 35 relevant markets of restricted television and audio services. Consequently, on December 17, 2020, the Company filed three amparos challenging the constitutionality of the resolution. On January 25, 2024, a Federal Court entered a final judgment ordering the IFT to revoke the resolution on substantial power. On March 6, 2024, in compliance with the ruling, the IFT left the substantial power resolution void and determined to close the file only for Televisa, S. de R.L. de C.V. The two remaining amparos are now under review by the competent court. Some of the consequences derived from the determination of substantial market power, are applicable as a matter of law and others may be imposed by IFT in a new procedure in accordance with the LFTR; these may consist of: (i) the obligation to obtain IFT’s approval and to register the rates for our services; (ii) to inform the IFT in case of the adoption of new technology or modifications to the network; (iii) the agent with substantial power may not be entitled to the benefits of some rules of the “must carry” and “must offer” provisions; and (iv) the implementation of accounting separation.

In October 2022, the Company, Televisa (an indirect subsidiary of TelevisaUnivision) and certain subsidiaries of the Company in the Group’s Cable and Sky segments (the “Complainants”) obtained favorable amparo resolutions from a Federal specialized judge, ruling the determination by the IFT of substantial power in the market of restricted television and audio services in 35 municipalities of Mexico as a result of the acquisition of the residential optical fiber-to-the home and related assets from Axtel, S.A.B. de C.V., on 2018, to be unconstitutional. In the event the authority challenges this resolution, the Complainants would continue defending the judgment and will seek to extend the effects of its protection. On January 25, 2024, a Federal Court entered a final judgment ordering the IFT to revoke the resolution on substantial power. On March 6, 2024, in compliance with the ruling, the IFT left the substantial power resolution void and determined to close the file only for Televisa. The two remaining amparos are now under review by the competent court.

On June 21, 2024, the IFT notified the Company of a resolution through which such authority determined to repeal the determination that declared the Company, its concessionaires of restricted television and audio services and other entities as Economic Agent with Substantial Power in 35 relevant markets of restricted television and audio services. This, in compliance with guidelines issued by a federal court. With this resolution, a procedure initiated by the IFT to impose asymmetrical measures on the Company and its subsidiaries has also been repealed, and the measures provided in the current regulations for these purposes are no longer applicable.

Lawsuit Settlement Agreement

In the fourth quarter of 2022, the Company recognized a provision for the settlement of a class action lawsuit filed in 2018 in the U.S. District Court for the Southern District of New York, in the amount of U.S.$95.0 million (Ps.1,850,220), and a receivable for a related reimbursement in the amount of U.S.$73.5 million (Ps.1,431,486) to be funded by the Company’s insurance contracts. While the Company believed that the allegations in the case were without merit, it also believed that eliminating the distraction, expense and risk of continued litigation was in the best interest of the Company and its shareholders. The net amount of U.S.$21.5 million (Ps.425,762) was recognized in other expense in the Group’s consolidated statement of income for the year ended December 31, 2022, and paid by the Company in the second quarter of 2023 (see Note 22).

Contingencies

On April 27, 2017, the tax authorities initiated a tax audit to the Company, with the purpose of verifying compliance with tax provisions for the fiscal period from January 1 to December 31, 2011, regarding federal taxes as direct subject of Income Tax (Impuesto sobre la Renta or ISR), Flat tax (Impuesto Empresarial a Tasa Única) and Value Added Tax (Impuesto al Valor Agregado). On April 25, 2018, the authorities informed the observations determined as a result of such audit, that could entail a default on the payment of the abovementioned taxes. On May 25, 2018, by a document submitted before the authority, the Company asserted arguments and offered evidence to undermine the authority’s observations. On June 27, 2019, the Company was notified of the outcome of the audit, in which a tax liability was determined for an amount of Ps.682 million for ISR. On August 22, 2019, the Company filed an administrative proceeding (recurso de revocación) against such tax liability, before the Legal area of the Tax Authorities. On July 7, 2023, the resolution to the administrative proceeding was notified, in which the appealed resolution was confirmed. On September 4, 2023, a claim (juicio de nulidad) against the resolution issued in the referred administrative proceeding was filed in the Third Regional Court of Mexico City of the Federal Court of Administrative Justice (Tribunal Federal de Justicia Administrativa), which is still pending of resolution. As of the date of these financial statements, there are no elements to determine if the outcome would be adverse to the Company’s interests. As of December 31, 2024, this contingency amounted to Ps.908.4 million.

On August 12, 2019, the tax authority initiated a Foreign Trade Audit of one of the Company’s indirect subsidiaries (Cablebox. S.A. de C.V.), with the purpose of verifying the correct payment of the contributions and levies on the import of the merchandise, as well as compliance with non-customs regulations and restrictions applicable to 26 foreign trade operations carried out during fiscal year 2016. On April 30, 2020, the tax authority released the observations determined as a result of the aforementioned review, which could lead to non-compliance with the payment of the referred contributions. On April 30, 2020, the tax authority informed the facts and omissions detected during the development of the verification process, that could entail a default on several provisions of the Customs Act (Ley Aduanera). On June 2 and 29, 2020, by several documents submitted before the authorities, the Company’s subsidiary asserted arguments and offered evidence to undermine the facts and omissions included in the tax authority’s last partial record. On July 16, 2020 such entity was notified of the outcome of the audit, in which a tax liability was determined for an amount of Ps.290 million for a fine consisting of 70% of the commercial value of the merchandise subject to review, due to the alleged failure to comply with the Norma Oficial Mexicana, or Official Mexican Standards (NOM-019-SCFI-1998), as well as on the amount of the commercial value of the merchandise due to the material impossibility of the merchandise becoming property of the Federal Treasury. On August 27, 2020, an administrative proceeding (recurso de revocación) was filed before the Legal department of the Tax Authority, which is in the process of being resolved. As of the date of these financial statements, there are no elements to determine if the outcome would be adverse to the Company’s interests. As of December 31, 2024, this contingency amounted to Ps.546.2 million.

On July 29, 2019, the tax authority initiated a Foreign Trade Audit of one of the Company’s indirect subsidiaries (CM Equipos y Soporte, S.A. de C.V.), with the purpose of verifying the correct payment of the contributions and levies on the import of the merchandise, as well as compliance with non-customs regulations and restrictions applicable to 32 foreign trade operations carried out during fiscal year 2016. On July 10, 2020, the tax authority released the observations determined as a result of the aforementioned review, which could lead to a determination of non-compliance with the payment of the referred contributions. On August 21, 2020, through several documents submitted to the authorities, the Company’s subsidiary asserted arguments and offered evidence to undermine the facts and omissions included in the tax authority’s most recent partial record. On May 28, 2021, the subsidiary was notified of the outcome of the audit, in which a tax liability was determined for an amount of Ps.256.3 million for a fine consisting of 70% of the commercial value of the merchandise subject to review, due to the alleged failure to comply with the Normas Oficiales Mexicanas, or Official Mexican Standards (NOM-019-SCFI-1998, NOM-EM-015-SCFI-2015 and NOM-024-SCFI-2013), as well as on the amount of the commercial value of the merchandise due to the material impossibility of the merchandise becoming property of the Federal Treasury. On July 12, 2021, an administrative proceeding (recurso de revocación) was filed before the Legal department of the Tax Authority, which is in the process of being resolved. As of the date of these financial statements, there are no elements to determine if the outcome would be adverse to the Company’s interests. As of December 31, 2024, this contingency amounted to Ps.477.1 million.

On March 29, 2022, the tax authority initiated a tax audit of a subsidiary of the Company (Cablemás Telecomunicaciones, S.A. de C.V.). The purpose of the tax audit was to verify compliance with tax provisions for the period from January 1 to December 31, 2016, regarding income tax as a direct subject. On March 23, 2023, the authority informed the relevant entity of the facts and omissions detected during the development of the verification process that could entail a default on the payment of the tax. On April 25, 2023, through several documents submitted to the authorities, the Company’s subsidiary asserted arguments and offered evidence to undermine the facts and omissions included in the tax authority’s report. On August 23, 2024, the referred subsidiary was notified of the outcome of the audit, determining a tax credit in the amount of Ps.214.3 million. On October 8, 2024, an administrative proceeding (recurso de revocación) was filed before the Legal department of the Tax Authority, which is in process of being resolved. As of the date of these financial statements, there are no elements to determine if the outcome would be adverse to the Company’s interests. As of December 31, 2024, this contingency amounted to Ps.230.2 million.

The contingencies discussed in the previous paragraphs did not require the recognition of a provision as of December 31, 2024.

As the Company previously announced on August 30, 2024, a Department of Justice investigation of FIFA-related activity may have a material impact on the Company’s consolidated financial condition or results of operations. The Company cannot predict the outcome of the investigation or whether it will in fact have a material impact. The Company is cooperating with the investigation.

There are several legal actions and claims pending against the Group, which are filed in the ordinary course of business. In the opinion of the Company’s management, none of these actions and claims is expected now to have a material adverse effect on the Group’s financial statements as a whole; however, the Company’s management is unable to predict the outcome of any of these legal actions and claims.